Income taxes - Reconciliation of Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal rate	21.00%	21.00%	21.00%
State and local income taxes, net of federal income tax benefit	1.60%	2.20%	1.90%
Foreign operations	1.30%	1.10%	2.10%
Tax credits	(1.30%)	(2.30%)	(2.10%)
Tax-exempt income	(0.60%)	(0.70%)	(1.00%)
Federal Deposit Insurance Corporation (“FDIC”) assessment	0.30%	0.40%	0.40%
Stock compensation	(0.20%)	(0.10%)	(0.60%)
Goodwill impairment	0.00%	0.00%	3.70%
Divestiture of stock in subsidiary	0.00%	0.70%	0.90%
Other – net	0.20%	0.60%	0.60%
Effective tax rate	22.30%	22.90%	26.90%